                                                       Secure Digital, Inc.

                                                       2 Glenwood Lane

                                                       Huntington New York, 11743

September 5, 2012

United States Securities and Exchange Commission

Division of Corporate Finance

100 F Street

Washington DC

20549

Attention: Ryan Houseal Esq.

Re: Secure Digital, Inc.

Registration Statement Cover Page

1. Please revise to indicate whether you are a large accelerated filer, an accelerated filer, a non-accelerated filer, or a smaller reporting company by checking the appropriate box.

We have noted this comment and have checked the appropriate box as a smaller reporting company.

Table of Contents

2. Please revise your table of contents to present references to major sections only. The detailed list of each risk factor heading should not be provided in the table of contents,

for example. Also, each major heading that is listed in the table of contents should be cross-referenced to the correct page.

We have noted this comment and have revised, reconciled the Table of Contents and have removed the risk factor headings from the document.

Prospectus Summary

About Our Business, page 5

3. Revise the first paragraph to state that you do not have a developed product and that there is no assurance that any future development activities will result in the development of a commercially marketable product. Revise language that refers to your “solutions” to express your plans to develop a product. Eliminate performance claims regarding proposed products, such as your reference to the provision of “digital certificate services,

in a low-cost, easy to use manner.” Express your plans for future activities as objectives rather than goals that you have accomplished.

We have noted this comment and have revised this section and have removed any performance claims regarding proposed products and have expressed our future plans as objectives.

Risk Factors, page 7

“We are a new business with a limited operating history and no revenues as of August 31,

2011…”, page 7

4. Revise this paragraph to emphasize that you have not yet developed a prototype of your product and that you may not be able to develop or market a commercial product. The portions of this paragraph that concern the need for additional capital and the uncertainties regarding the amounts needed or its availability should be addressed in a separately captioned paragraph.

We have revised this risk factor with the following disclosure.

"We are a development-stage company with limited prior business operations and no revenues. We commenced our operations on January 28, 2004. We are presently engaged in the production, of Secure Digital, digital security products. To date we have not developed a prototype and may not be able to develop or market a commercially viable product."

“Inability of our Officer and Director to devote sufficient time to the operation of our business…”, page 7

5. Please revise to disclose the minimum number of hours per week that your sole officer and director will devote to the operation of your business so as to provide a more complete understanding of this risk.

We have revised this risk factor with the following disclosure.

"Presently ,our sole Officer and Director of our company, allocates approximately 10 to 15 hours per week of his time to the operation of our business. Should our business develop faster than anticipated, our sole officer and director may not be able to devote sufficient time to the operation of the business to ensure that it continues as a going concern. Even if this lack of sufficient time of our management is not fatal to our existence it may result in limited growth and success of the business."

“We will require additional capital and financing to continue our business . . .”, page 9

6. In order to provide investors with a better understanding of the scope of this risk, you should provide the dollar amount of additional capital you expect you will need to fund your planned operations for a period of at least 12 months from the effective date.

Provide corresponding quantitative disclosure in the Liquidity and Capital Resources section of Management’s Discussion and Analysis.

We have revised this risk factor with the following disclosure.

We will require additional capital and financing to continue our business and failure to obtain capital would cause our business to fail.

"The accompanying financial statements have been prepared assuming that we will continue as a going concern. As discussed in the Notes of our May 31, 2012 financial statements, we are in the development stage of operations, and have had losses from operations since inception, no revenues and insufficient working capital available to meet ongoing financial obligations over the next fiscal year. Our Auditor has raised “substantial doubt regarding the Company's ability to continue as a going concern”, or in other words remain in business. We will require additional capital approximately in the amount of $200,000 for the next year  in order to continue otherwise our business will fail. We have made no definitive arrangements for any additional capital or financing."

General

7. It appears that you do not intend to register a class of securities under Section 12 of the

Exchange Act. Please tell us what consideration you have given to adding a risk factor that alerts investors that you will be subject to Section 15(d) of the Securities Exchange

Act and, accordingly, will not be subject to the proxy rules, Section 16 short-swing profit provisions, beneficial ownership reporting, and the bulk of the tender offer rules.

We have noted this comment and it is our full intent to become a fully reporting company under Section 12 of the Securities Exchange Act.

8. We note that you have not assessed the effectiveness of your disclosure controls and procedures or your internal controls over financial reporting. Tell us what consideration you have given to providing a paragraph that addresses the potential risks that are posed by those facts. We also note that you will not be required to provide management’s report on the effectiveness of your internal controls over financial reporting until your second annual report, and that you will be exempt from the auditor attestation requirements concerning any such report so long as you are a smaller reporting company.

Please advise what consideration you have given to these matters in preparing your risk factors.

We have added the following disclosure in the Risk Factors Section.

Once we become a reporting company we will be required to provide quarterly reports on our financial controls and procedures

Disclosure controls and procedures are controls and procedures that are designed to ensure that information required to be disclosed in our reports filed under the Exchange Act is recorded,

processed, summarized and reported, within the time periods specified in the SEC's rules and forms. Disclosure controls and procedures include, without limitation, controls and procedures designed to ensure that information required to be disclosed by our company in the reports that it files or submits under the Exchange Act is accumulated and communicated to our management, including its principal executive and principal financial officers, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure. Our management will be required to do an evaluation under the supervision and with the participation of our Principal Executive Officer and Principal Financial Officer, of the effectiveness of the design and operation of our disclosure controls and procedures pursuant to Rules 13a-15(e) and 15d-15(e) under the Securities Exchange Act of 1934 ("Exchange Act").

9. As a related matter, we note that as of the date of this filing, you report that there were approximately 50 record owners of your outstanding common stock. Given that it appears reasonably likely that after your offering is commenced you will have less than

300 record shareholders, please tell us whether you considered including risk factor disclosure discussing the possibility that your periodic disclosure requirements may be suspended.

We have added the following risk factor.

If we decide to suspend our obligations to file reports under Section 15(d), then our shareholders will not receive publicly disseminated information and will be a private company.

"Under Rule 12h-3 of the Securities Exchange Act of 1934, as amended,

“ Suspension of Duty to File Reports under Section 15(d)”, an issuer is eligible for the suspension to file reports pursuant to section 15(d) of the Securities Exchange Act of 1934, as amended, if the shares of common stock are held by fewer than 300 persons, or by fewer then 500 persons, where the total assets of the issuer have not be exceeded $10 million on the last day of each of the issuer's three most recent fiscal years. If we decide to suspend our obligations to file reports, then our shareholders will not receive publicly disseminated information, and their investment would not be liquid and would be a private company. Management intends to file reports pursuant to section 15(d) of the Securities Exchange Act of 1934, as amended."

Determination of Offering Price, page 11

10. You state that an assessment of your capital requirements was one of the factors in determining the offering price. Please briefly explain how this specific factor affected your determination of the offering price. Given that you will not receive any of the proceeds from this offering, it is unclear what role your capital requirements played in your determination of the price of this offering. Please advise.

Originally, our initial capital requirements were one of  the factors in determining the offering price . However, it ceased to be a factor as our capital needs increased.

Selling Shareholders, page 11

11. Please revise your document to disclose the natural person(s) with voting and investment control over the shares to be sold by Commguard.

We have noted this comment and have disclosed the natural person(s) with voting and investment control over the shares to be sold by Commguard.

Plan of Distribution, page 15

12. Please revise so that the price for your shares and the nature of the offering are described consistently throughout your document. In this regard, we note your statement that selling shareholders may sell your shares in the over-the counter market, or on any securities exchange on which your common stock is or becomes listed or traded, in negotiated transactions or otherwise, at market prices. Elsewhere in your document,

however, you state that the selling shareholders must sell their shares at a fixed price of

$0.06 until the shares are quoted on the OTCBB.

we have noted this comment and have revised throughout the document to make the offering price consistent.

Description of Business

Business Development, page 22

13. Include in this section a materially complete description of the status of the development of your product. In this regard, we note the disclosure on page 5 of your summary. The comment above regarding the summary should be considered in revising the description of your business development. Under the Products and Services subheading, you state that: “The Company offers two levels of digital certificates, a non validated digital certificate and a validated digital certificate;” however, it appears from other portions of your document as well as your website, that you have no developed products and are not marketing a developed product. Please revise the disclosure throughout as appropriate.

We have revised this section with the following disclosure.

"Currently, we do not have a developed product and there is no assurance that any future development activities will result in the development of a  commercially marketable product. Upon completion of programming and testing the Company will offer two levels of digital certificates, a non validated digital certificate and a validated digital certificate."

Secure Digital Obsolescence Plan, page 30

14. You state: “As of the date of this registration statement, we will be able to distribute

Secure Digital, digital security products.” Please reconcile that statement with disclosure elsewhere in the filing indicating that you have not yet developed a prototype of your product to the beta phase and that further programming is necessary before you will be able to develop a beta version, which must thereafter be tested before it can be commercially launched.

We have revised this section with the following disclosure.

"As of the date of this registration statement, we have not developed a prototype and may not be able to develop or market a commercially viable product. Upon completion of programming and testing we will be able to offer web based downloadable products. This does not represent a serious risk of obsolescence due to the fact that products would be continually updated when and if required, and any updated products would be available to our customers to download through our website."

Financial Statements

Report of Independent Registered Accounting Firm, page F-2

15. We note that the audit opinion does not refer to the cumulative data contained in your annual financial statements (i.e., the period from January 28, 2004 (Inception) to

November 30, 2010). Please note that an audit of cumulative data is required on an annual basis for registrants in the development stage. Please have the required audit completed and include an updated audit opinion in your next amendment. Please note that if a portion of the cumulative data was audited by a predecessor auditor and your current auditor refers to the predecessor auditor, the predecessor auditor’s reports and consents are required to be included in the filing.

We have noted this comment and have been provided a waiver by the Office of the Chief Accountant and have enclosed a copy herewith.

Statement of Stockholders’ Equity, page F-5

16. We note that the total stockholders’ deficit balance as of November 30, 2010 per this financial statement appears to contain a typographical error. Please revise.

We have noted this comment, and this comment is not applicable as we have presented our 2011 and 2012 Financial Statements.

The Company hereby acknowledges that:

·     should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

·     the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the company from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

·      the company may not assert staff comments and the declaration of effectiveness { s a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Yours truly,

Peter Hodyno, President